Significant basis of preparation and accounting policies_Details of reclassification and measurement of financial liabilities (Details) - KRW (₩)			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Amount in accordance with IAS 39			₩ 294,809,262,000,000
Reclassification		₩ 0
Remeasurement	[1]	0
Amount in accordance with IFRS 9		294,809,262,000,000
Deposit due to customers - Financial liabilities at amortized cost (IAS 39) - Financial liabilities at amortized cost (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial liabilities at amortized cost
Amount in accordance with IAS 39			₩ 234,695,084,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at amortized cost
Amount in accordance with IFRS 9		₩ 234,695,084,000,000
Borrowings - Financial liabilities at amortized cost (IAS 39) - Financial liabilities at amortized cost (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial liabilities at amortized cost
Amount in accordance with IAS 39			₩ 14,784,706,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at amortized cost
Amount in accordance with IFRS 9		₩ 14,784,706,000,000
Debentures - Financial liabilities at amortized cost (IAS 39) - Financial liabilities at amortized cost (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial liabilities at amortized cost
Amount in accordance with IAS 39			₩ 27,869,651,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at amortized cost
Amount in accordance with IFRS 9		₩ 27,869,651,000,000
Other financial liabilities - Financial liabilities at amortized cost (IAS 39) - Financial liabilities at amortized cost (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial liabilities at amortized cost
Amount in accordance with IAS 39			₩ 13,892,461,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at amortized cost
Amount in accordance with IFRS 9		₩ 13,892,461,000,000
Provision for financial guarantee - Provision (IAS 39) - Financial liabilities at amortized cost (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Provision
Amount in accordance with IAS 39			₩ 71,697,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at amortized cost
Amount in accordance with IFRS 9		₩ 71,697,000,000
Deposit due to customers - Financial liabilities at FVTPL (IAS 39) - Financial liabilities at FVTPL (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial liabilities at FVTPL
Amount in accordance with IAS 39			₩ 25,964,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at FVTPL
Amount in accordance with IFRS 9		₩ 25,964,000,000
Debentures - Financial liabilities at FVTPL (IAS 39) - Financial liabilities at FVTPL (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial liabilities at FVTPL
Amount in accordance with IAS 39			₩ 91,739,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at FVTPL
Amount in accordance with IFRS 9		₩ 91,739,000,000
Equity-linked securities - Financial liabilities at FVTPL (IAS 39) - Financial liabilities at FVTPL (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial liabilities at FVTPL
Amount in accordance with IAS 39			₩ 160,057,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at FVTPL
Amount in accordance with IFRS 9		₩ 160,057,000,000
Derivatives liabilities - Financial liabilities at FVTPL (IAS 39) - Financial liabilities at FVTPL (IFRS 9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial liabilities at FVTPL
Amount in accordance with IAS 39			₩ 3,150,149,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial liabilities at FVTPL
Amount in accordance with IFRS 9		₩ 3,150,149,000,000
Derivatives liabilities (Designated for hedging)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Derivatives liabilities (Designated for hedging)
Amount in accordance with IAS 39			₩ 67,754,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Derivatives liabilities (Designated for hedging)
Amount in accordance with IFRS 9		₩ 67,754,000,000

[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).